January 31, 2014

DREYFUS INVESTMENT FUNDS

Dreyfus/Standish Global Fixed Income Fund

Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Supplement to Statement of Additional Information dated

March 1, 2013, as revised or amended May 1, 2013, June 14, 2013, July 1, 2013, September 23, 2013, October 1, 2013, November 1, 2013, January 1, 2014, January 24, 2014 and January 31, 2014

Dreyfus/Standish Global Fixed Income Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Shareholders of record at the close of business on December 6, 2013 will be asked to vote on certain changes to the funds' Fundamental Policies at a special meeting of shareholders to be held on or about February 13, 2014.  The proposed changes to the fund's Fundamental Policies described below will not be implemented without shareholder approval at the special meeting of shareholders.  If approved, the proposed changes will take effect on or about February 21, 2014 (the "Effective Date").

Dreyfus/Standish Intermediate Tax Exempt Bond Fund

Shareholders of record at the close of business on December 6, 2013 will be asked to vote on certain matters in connection with the implementation of proposed changes to the fund's investment objective and investment strategy at a special meeting of shareholders to be held on or about February 13, 2014, as described in the supplement to the fund's prospectus dated as of November 1, 2013 (the "ITEBF Prospectus Supplement").  The ITEBF Prospectus Supplement supersedes and replaces any contrary information in the SAI.  The fund will not change its investment strategy as described in the ITEBF Prospectus Supplement unless shareholders approve changing the fund's investment objective and its current policy with respect to the investment of 80% of its net assets.  If shareholders approve these proposals (together, the "Strategy Proposals"), the proposed changes to the fund's investment objective and investment strategy will take effect on the Effective Date.  In addition, the proposed changes to the fund's Fundamental Policies described below will not be implemented without shareholder approval of such changes at the special meeting of shareholders.  If approved, the proposed changes will take effect on the Effective Date.

On the Effective Date, subject to shareholder approval of the Strategy Proposals, Dreyfus/Standish Intermediate Tax Exempt Bond Fund will change its name to "Dreyfus Tax Sensitive Total Return Bond Fund," and references to Dreyfus/Standish Intermediate Tax Exempt Bond Fund throughout this SAI will be replaced with Dreyfus Tax Sensitive Total Return Bond Fund.

*              *              *

As of the Effective Date, (i) footnotes 2, 3, 7, 8 and 20 in the section of the SAI entitled "Investments, Investment Techniques and Risks" do not apply to Dreyfus Tax Sensitive Total Return Bond Fund and (ii) the last paragraph in footnote 8, the third paragraph in footnote 12, the last paragraph in footnote 13 and the entirety of footnote 18 in the section of the SAI entitled "Investments, Investment Techniques and Risks" are deleted; provided, however, that references related to the Strategy Proposals will only be affected if shareholders approve the Strategy Proposals.

As of the Effective Date and subject to shareholder approvals, as applicable, the following supersedes and replaces any contrary information in the section of the SAI entitled "Investments, Investment Techniques and Risks":

Fund	Equity Securities[1]	IPOs	U.S. Government Securities[2]	Corporate Debt Securities[3]	High Yield and Lower-Rated Securities	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
Dreyfus Tax Sensitive Total Return Bond Fund	✓		✓	✓ (up to 35% of net assets)	✓ (up to 25% of net assets)	✓	✓

Fund	Variable and Floating Rate Securities[5]	Loans[6]	Mortgage-Related Securities	Asset-Backed Securities	Collateralized Debt Obligations
Dreyfus Tax Sensitive Total Return Bond Fund	✓	✓	✓	✓

Fund	Municipal Securities[7]	Funding Agreements	REITs	Money Market Instruments[8]
Dreyfus Tax Sensitive Total Return Bond Fund	✓		✓	✓

Fund	Foreign Securities[9]	Emerging Markets[10]	Depositary Receipts	Sovereign Debt Obligations and Brady Bonds
Dreyfus Tax Sensitive Total Return Bond Fund	✓ (up to 15% of assets)	✓	✓	✓

Fund	Eurodollar and Yankee Dollar Investments	Investment Companies	ETFs	Exchange- Traded Notes	Futures Transactions[12]	Options Transactions[13]
Dreyfus Tax Sensitive Total Return Bond Fund	✓	✓	✓		✓	✓

Fund	Foreign Currency Transactions[16]	Commodities	Short-Selling[17]	Lending Portfolio Securities	Borrowing Money[18]
Dreyfus/Standish Global Fixed Income Fund	✓		✓	✓	✓
Dreyfus Tax Sensitive Total Return Bond Fund	✓		✓	✓	✓
Dreyfus/The Boston Company Small/Mid Cap Growth Fund	✓		✓	✓	✓

Fund	Borrowing Money for Leverage[18]	Reverse Repurchase Agreements[19]	Forward Commitments[20]	Forward Roll Transactions[21]	Illiquid Securities
Dreyfus Tax Sensitive Total Return Bond Fund			✓		✓

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The funds' board has approved, subject to shareholder approval as described above, changes to the funds' Fundamental Policies under the headings listed below in "Investment Restrictions—Fundamental Policies":

Fund(s)	Current Fundamental Policy	Proposed Fundamental Policy(ies) or Change
	The fund may not…	The fund may not…
1. Borrowing; Senior Securities
Dreyfus/Standish Global Fixed Income Fund

Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the fund may (a) borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets to secure such borrowings, (b) enter into forward roll transactions, and (c) pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

Borrow money or issue any senior security, except to the extent permitted under the 1940 Act.
Dreyfus Tax Sensitive Total Return Bond Fund

Issue senior securities, borrow money or pledge or mortgage its assets, except that the fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Issue senior securities, borrow money, enter into reverse repurchase agreements or pledge or mortgage its assets, except that the fund may borrow from banks in an amount up to 15% of the current value of its total assets as a temporary measure for extraordinary or emergency purposes (but not investment purposes), and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.

2. Commodities
Dreyfus/Standish Global Fixed Income Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts and engage in foreign currency exchange transactions.

Purchase or sell physical commodities, except that the fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices, and enter into swap agreements and other derivative instruments that are commodities or commodity contracts.

Dreyfus Tax Sensitive Total Return Bond Fund	Purchase or sell commodities or commodity contracts except that the fund may purchase and sell financial futures contracts and options on financial futures contracts.
3. Issuer Diversification
Dreyfus/Standish Global Fixed Income Fund

With respect to at least 50% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

(Remove Fundamental Policy)
Dreyfus Tax Sensitive Total Return Bond Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund

With respect to at least 75% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

5. Loans
Dreyfus/Standish Global Fixed Income Fund

Lend portfolio securities, except that the fund may lend its portfolio securities with a value up to 20% of its total assets (with a 10% limit for any borrower) and may enter into repurchase agreements with respect to 25% of the value of its net assets.

Lend any securities or make loans to others, except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the fund's Board.

Dreyfus Tax Sensitive Total Return Bond Fund	Lend portfolio securities, except that the fund may enter into repurchase agreements which are terminable within seven days.
6. Margin
Dreyfus/Standish Global Fixed Income Fund, Dreyfus Tax Sensitive Total Return Bond Fund and Dreyfus/The Boston Company Small/Mid Cap Growth Fund	Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).	(Remove Fundamental Policy)
7. Real Estate
Dreyfus/Standish Global Fixed Income Fund	Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

Purchase or sell real estate, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

Dreyfus Tax Sensitive Total Return Bond Fund

Purchase real estate or real estate mortgage loans, although the fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments.

Dreyfus/The Boston Company Small/Mid Cap Growth Fund	Purchase real estate or real estate mortgage loans.
9. Other
Dreyfus Tax Sensitive Total Return Bond Fund

Invest more than an aggregate of 15% of the net assets of the fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.

(Change to Nonfundamental Policy)
Dreyfus/The Boston Company Small/Mid Cap Growth Fund	Purchase additional securities if the fund's borrowings exceed 5% of its net assets.	(Remove Fundamental Policy)